Variable Interest Entities - Assets and Liabilities of VIEs Relating to Real Estate Development and Rental (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
VIEs established to develop and lease real estates, land	¥ 122,878	¥ 122,878
Current portion of long-term debt	800	800
Long-term debt	36,500	37,300
VIEs' land and buildings pledged to long-term debt	¥ 227,796	¥ 230,636